Share-Based Payments - Calyxt Eqity Summary of assumptions Vesting Details (Detail) - Calyxt Inc. [member] - Stock options [member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	$ 3.61	$ 3.24	$ 10.18
Share entitlement per options	$ 1	$ 1	$ 1
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.60%	0.30%	1.70%
Exercise price	$ 2.27	$ 3.42	$ 4.05
Grant date share fair value	$ 2.27	$ 3.42	$ 4.05
Expected volatility	80.10%	77.40%	52.60%
Expected term (in years)	5.5	6.0	6.8
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.20%	1.70%	2.50%
Exercise price	$ 9.38	$ 7.30	$ 15.59
Grant date share fair value	$ 9.38	$ 7.30	$ 15.59
Expected volatility	91.00%	81.20%	78.90%
Expected term (in years)	6.5	10.0	10.0